UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$ 3,460,156
Total Asset-Backed Securities (identified cost $3,599,084)		$ 3,460,156

Collateralized Mortgage Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1548, Class Z, 7.00%, 7/15/23	$0 (2)	$ 433
Series 1650, Class K, 6.50%, 1/15/24	16	16,143
Series 1817, Class Z, 6.50%, 2/15/26	6	5,815
Series 1927, Class ZA, 6.50%, 1/15/27	32	31,936
Series 2344, Class ZD, 6.50%, 8/15/31	168	173,306
Series 2458, Class ZB, 7.00%, 6/15/32	350	366,924
Interest Only:(3) Series 4791, Class JI, 4.00%, 5/15/48	4,247	848,263
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.02%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(4)	3,988	4,354,454
Series 2020-HQA4, Class B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(4)	2,018	2,137,016
Series 2022-HQA1, Class M1B, 8.315%, (30-day average SOFR + 3.50%), 3/25/42(1)(4)	1,479	1,507,447
Series 2022-HQA1, Class M2, 10.065%, (30-day average SOFR + 5.25%), 3/25/42(1)(4)	2,957	2,994,519
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	10	9,935
Series 1993-79, Class PL, 7.00%, 6/25/23	1	792
Series 1993-104, Class ZB, 6.50%, 7/25/23	0 (2)	386
Series 1993-121, Class Z, 7.00%, 7/25/23	7	6,749
Series 1993-141, Class Z, 7.00%, 8/25/23	2	2,458
Series 1994-42, Class ZQ, 7.00%, 4/25/24	63	62,716
Series 1994-79, Class Z, 7.00%, 4/25/24	9	8,928
Series 1994-89, Class ZQ, 8.00%, 7/25/24	21	21,017
Series 1996-35, Class Z, 7.00%, 7/25/26	9	9,352
Series 1998-16, Class H, 7.00%, 4/18/28	69	71,298
Series 1998-44, Class ZA, 6.50%, 7/20/28	109	111,155
Series 1999-25, Class Z, 6.00%, 6/25/29	114	115,211
Series 2000-2, Class ZE, 7.50%, 2/25/30	24	24,793
Series 2000-49, Class A, 8.00%, 3/18/27	50	50,640
Series 2001-31, Class ZA, 6.00%, 7/25/31	892	901,885
Series 2001-74, Class QE, 6.00%, 12/25/31	267	275,436
Series 2009-48, Class WA, 5.80%, 7/25/39(5)	1,310	1,332,039
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2011-38, Class SA, 0.334%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(6)	$648	$ 576,377
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	5,379	962,795
Series 2018-21, Class IO, 3.00%, 4/25/48	4,676	841,683
Series 2018-58, Class BI, 4.00%, 8/25/48	745	143,163
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	2	1,634
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 8.87%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(4)	9,000	9,005,123
Series 2018-GT2, Class A, 7.67%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	8,064	7,961,111
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	22,958	20,831,253
Total Collateralized Mortgage Obligations (identified cost $70,473,223)		$ 55,764,185

Common Stocks — 3.3%
Security	Shares	Value
Argentina — 0.3%
Banco Macro S.A. ADR	64,200	$ 1,135,698
Grupo Financiero Galicia S.A. ADR(7)	95,400	1,099,008
IRSA Inversiones y Representaciones S.A. ADR(7)	69,200	381,984
Loma Negra Cia Industrial Argentina S.A. ADR	145,800	892,296
Telecom Argentina S.A. ADR(7)	174,000	885,660
		$ 4,394,646
Bulgaria — 0.2%
Eurohold Bulgaria AD(7)	5,311,731	$ 3,973,146
		$ 3,973,146
Cyprus — 0.6%
Bank of Cyprus Holdings PLC(7)	3,884,695	$ 10,782,671
Galaxy Cosmos Mezz PLC(7)	23,855	12,040
Sunrisemezz PLC(7)	134,028	30,875
		$ 10,825,586
Georgia — 0.2%
Bank of Georgia Group PLC	40,603	$ 1,510,444
Georgia Capital PLC(7)	130,000	1,315,574
TBC Bank Group PLC	44,224	1,308,258
		$ 4,134,276

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece — 0.8%
Alpha Services and Holdings S.A.(7)	644,100	$ 807,466
Eurobank Ergasias Services and Holdings S.A.(7)	1,087,400	1,537,506
Hellenic Telecommunications Organization S.A.	112,400	1,642,353
JUMBO S.A.	71,500	1,647,323
Motor Oil (Hellas) Corinth Refineries S.A.	38,600	919,975
Mytilineos S.A.	50,500	1,465,146
National Bank of Greece S.A.(7)	226,500	1,185,310
OPAP S.A.	79,724	1,359,510
Piraeus Financial Holdings S.A.(7)	938,200	2,219,438
Public Power Corp. S.A.(7)	65,900	568,690
Titan Cement International S.A.(7)	3,203	52,904
		$ 13,405,621
Iceland — 0.2%
Arion Banki HF(1)	1,015,472	$ 1,066,604
Eik Fasteignafelag HF(7)	3,253,209	285,105
Eimskipafelag Islands HF	220,734	930,040
Hagar HF	921,987	455,332
Islandsbanki HF	668,258	610,338
Reginn HF(7)	1,291,872	239,634
Reitir Fasteignafelag HF	875,641	542,836
Siminn HF	1,879,514	160,620
		$ 4,290,509
Indonesia — 0.3%
Bank Central Asia Tbk PT	3,770,000	$ 2,333,068
Bank Mandiri Persero Tbk PT	4,080,000	1,442,279
Bank Negara Indonesia Persero Tbk PT	430,000	277,113
Bank Rakyat Indonesia Persero Tbk PT	5,300,000	1,846,939
		$ 5,899,399
Sri Lanka — 0.0%(8)
Sampath Bank PLC	3,787	$ 569
		$ 569
United Arab Emirates — 0.3%
Al Yah Satellite Communications Co. PJSC (Yahsat)	5,278,406	$ 3,696,899
Dubai Electricity & Water Authority PJSC	983,852	664,972
		$ 4,361,871
United Kingdom — 0.0%(8)
Tesnik Cuatro, Ltd.(9)	409,000	$ 447,814
		$ 447,814
Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC(7)	84,651	$ 327,270
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	14,820	$ 48,997
Coteccons Construction JSC(7)	36,000	91,068
FPT Corp.	575,901	2,035,574
Hoa Phat Group JSC	475,478	440,507
KIDO Group Corp.	10,295	28,084
Military Commercial Joint Stock Bank(7)	795,584	628,269
Mobile World Investment Corp.	1,082,498	1,862,962
Phu Nhuan Jewelry JSC	348,840	1,148,759
Refrigeration Electrical Engineering Corp.	250,251	758,988
Vietnam Dairy Products JSC	90,281	269,886
Vingroup JSC(7)	78,738	175,126
		$ 7,815,490
Total Common Stocks (identified cost $56,472,377)		$ 59,548,927

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$ 3,094,953
			$ 3,094,953
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$ 2,271,218
			$ 2,271,218
Total Convertible Bonds (identified cost $6,312,153)			$ 5,366,171

Foreign Corporate Bonds — 5.2%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(8)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	280	$ 276,030
			$ 276,030
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	3,334	$ 3,258,985
			$ 3,258,985

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	903	$ 668,220
10.00%, 2/10/27(10)	USD	1,989	1,471,860
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,073	914,687
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(10)	USD	1,383	1,042,927
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,630	2,793,295
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,186,897
Natura Cosmeticos S.A., 4.125%, 5/3/28(10)	USD	2,879	2,403,649
Vale S.A., 2.762%(11)(12)	BRL	42,422	2,700,361
			$ 13,181,896
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	1,155	$ 1,042,668
			$ 1,042,668
Chile — 0.3%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(10)(13)	USD	636	$ 591,349
7.125% to 4/7/24, 3/26/79(10)(13)	USD	928	874,960
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,900	1,986,872
VTR Comunicaciones SpA:
4.375%, 4/15/29(10)	USD	2,328	1,202,950
5.125%, 1/15/28(10)	USD	2,324	1,300,266
			$ 5,956,397
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	1,571	$ 435,403
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)(14)	USD	5,100	667,466
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)(14)	USD	2,000	404,406
8.35%, 4/19/23(10)(14)	USD	3,270	674,633
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)(14)	USD	3,999	519,937
6.75%, 7/16/23(10)(14)	USD	2,966	407,825
			$ 3,109,670
Colombia — 0.1%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)(15)	USD	1,449	$ 1,162,785
			$ 1,162,785
Security	Principal Amount (000's omitted)		Value
Georgia — 0.4%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$ 6,635,212
			$ 6,635,212
Honduras — 0.0%(8)
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	487	$ 450,112
			$ 450,112
Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$ 7,194,907
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,056,970
WOW Air HF:
0.00% (9)(11)(14)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(9)(14)	EUR	3,600	0
			$ 11,251,877
India — 1.0%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$ 12,636,486
JSW Infrastructure, Ltd., 4.95%, 1/21/29(10)	USD	3,677	3,186,115
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,182,124
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(14)	USD	1,800	112,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(10)	USD	1,481	1,287,225
			$ 18,404,450
Indonesia — 0.1%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(15)	USD	1,685	$ 1,407,723
			$ 1,407,723
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(14)	USD	3,890	$ 53,488
10.00%, 12/19/22(10)(14)	USD	1,741	10,708
Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,000	2,148,750
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(15)	USD	1,124	1,011,600
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(10)	USD	2,010	1,406,715
			$ 4,631,261
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$ 4,035,810
			$ 4,035,810

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(10)	USD	1,740	$ 1,460,417
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	970	855,394
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	2,652,801
			$ 4,968,612
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$ 3,177,278
			$ 3,177,278
Saint Lucia — 0.0%(8)
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(10)	USD	1,120	$ 1,015,347
			$ 1,015,347
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(10)	USD	2,353	$ 2,221,879
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)(15)	USD	1,060	1,012,411
			$ 3,234,290
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,386	$ 3,635,552
			$ 3,635,552
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,434,179
Ipoteka-Bank ATIB, 5.50%, 11/19/25(10)	USD	833	760,154
National Bank of Uzbekistan, 4.85%, 10/21/25(10)	USD	326	302,365
			$ 2,496,698
Total Foreign Corporate Bonds (identified cost $116,789,382)			$ 93,332,653

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(9)(10)(16)	UZS	293,470,000	$ 25,683,490
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(9)(10)(16)	UZS	82,927,000	7,253,300
Total Loan Participation Notes (identified cost $37,633,693)			$ 32,936,790

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(9)(17)(18)	319,510	$ 164,228
Series 2022A, 0.00%, 3/20/26(1)(9)(17)(18)	220,000	159,016
Series 2022B, 0.00%, 3/20/26(1)(9)(17)(18)	480,000	355,104
Series 2023B, 0.00%, 3/19/27(1)(9)(17)(18)	2,800,000	2,882,040
Mt. Logan Re, Ltd., Series A-1(7)(9)(18)(19)	4,400	3,820,362
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(7)(9)(18)(19)	817	295,935
Designated Investment Series 16, 11/22(7)(9)(18)(19)	793	824,455
Series 16, Preference Shares(9)(18)(19)	5,500	4,747,637
Total Reinsurance Side Cars (identified cost $13,719,510)		$ 13,248,777

Senior Floating-Rate Loans — 1.0%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(21)	$830	$ 392,940
		$ 392,940
Luxembourg — 0.1%
Zacapa S.a.r.l., Term Loan, 8.898%, (SOFR + 4.00%), 3/22/29	$1,089	$ 1,065,178
		$ 1,065,178

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Mexico — 0.9%
Petroleos Mexicanos, Term Loan, 7.94%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$15,931	$ 15,512,806
		$ 15,512,806
Total Senior Floating-Rate Loans (identified cost $17,459,824)		$ 16,970,924

Sovereign Government Bonds — 52.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
0.00%, 1/18/24	EUR	11,000	$ 106,175
3.50%, 10/9/25(10)	EUR	2,157	2,265,038
3.50%, 6/16/27(10)	EUR	209	210,575
			$ 2,581,788
Argentina — 0.2%
Province of Salta Argentina, 8.50%, 12/1/27(10)(22)	USD	945	$ 737,100
Provincia de Cordoba, 6.875%, 12/10/25(10)(22)	USD	2,355	1,961,594
Republic of Argentina, 1.00%, 7/9/29	USD	2,768	650,393
			$ 3,349,087
Armenia — 0.1%
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	621,020	$ 1,388,403
			$ 1,388,403
Barbados — 0.7%
Government of Barbados, 6.50%, 10/1/29(10)	USD	14,062	$ 13,119,939
			$ 13,119,939
Benin — 0.9%
Benin Government International Bond:
4.875%, 1/19/32(10)	EUR	6,529	$ 5,393,213
4.95%, 1/22/35(10)	EUR	2,320	1,740,403
6.875%, 1/19/52(10)	EUR	12,795	9,439,863
			$ 16,573,479
Security	Principal Amount (000's omitted)		Value
Bolivia — 0.0%(8)
Bolivian Government International Bond, 5.95%, 8/22/23(10)	USD	1,062	$ 967,406
			$ 967,406
Cyprus — 0.5%
Cyprus Government International Bond:
2.75%, 2/26/34(10)	EUR	812	$ 796,504
4.125%, 4/13/33(10)	EUR	7,242	8,063,226
			$ 8,859,730
Dominican Republic — 3.2%
Dominican Republic:
8.00%, 1/15/27(10)	DOP	96,000	$ 1,543,526
8.00%, 2/12/27(10)	DOP	490,340	7,846,644
12.00%, 8/8/25(1)	DOP	373,380	6,814,836
12.75%, 9/23/29(1)	DOP	368,500	7,486,656
13.00%, 1/30/26(1)	DOP	161,230	3,033,743
13.00%, 6/9/34(10)	DOP	613,300	12,988,932
13.625%, 2/3/33(1)	DOP	496,000	10,782,525
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(10)	DOP	31,580	505,106
12.00%, 10/3/25(1)	DOP	138,420	2,526,241
13.00%, 12/5/25(1)	DOP	216,700	4,092,277
			$ 57,620,486
Ecuador — 0.3%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,709	$ 410,085
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,130	271,203
5.50% to 7/31/23, 7/31/30(10)(22)	USD	7,958	4,238,289
			$ 4,919,577
Egypt — 0.4%
Arab Republic of Egypt:
6.375%, 4/11/31(10)	EUR	5,098	$ 2,952,383
7.50%, 2/16/61(10)	USD	1,381	696,176
8.70%, 3/1/49(10)	USD	1,260	674,339
8.75%, 9/30/51(10)	USD	1,560	828,953
Egyptian Financial Co. for Sovereign Taskeek, 10.875%, 2/28/26(1)	USD	1,956	1,617,221
			$ 6,769,072

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
El Salvador — 0.2%
Republic of El Salvador:
5.875%, 1/30/25(10)	USD	862	$ 720,333
6.375%, 1/18/27(10)	USD	3,246	2,047,196
			$ 2,767,529
Ethiopia — 0.5%
Ethiopia Government International Bond, 6.625%, 12/11/24(10)	USD	12,079	$ 8,481,391
			$ 8,481,391
Honduras — 0.6%
Honduras Government International Bond:
5.625%, 6/24/30(10)	USD	8,831	$ 7,011,835
6.25%, 1/19/27(10)	USD	4,103	3,694,593
			$ 10,706,428
Hungary — 0.4%
Hungary Government Bond:
3.00%, 4/25/41	HUF	2,901,700	$ 4,848,999
4.00%, 4/28/51	HUF	1,143,090	2,024,497
			$ 6,873,496
Iceland — 1.1%
Republic of Iceland:
1.50%, 5/15/23	ISK	365,753	$ 2,687,356
2.50%, 4/15/24	ISK	168,247	1,170,642
6.50%, 1/24/31	ISK	1,418,285	10,377,201
8.00%, 6/12/25	ISK	816,758	5,939,019
			$ 20,174,218
India — 2.3%
Export-Import Bank of India, 5.50%, 1/18/33(1)	USD	4,490	$ 4,576,514
India Government Bond, 7.10%, 4/18/29	INR	2,963,600	36,278,121
			$ 40,854,635
Indonesia — 3.2%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	550,220,000	$ 37,302,816
7.125%, 6/15/42	IDR	47,560,000	3,308,159
7.125%, 6/15/43	IDR	218,057,000	15,202,378
7.375%, 5/15/48	IDR	17,072,000	1,208,190
			$ 57,021,543
Security	Principal Amount (000's omitted)		Value
Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(10)	USD	18,588	$ 17,404,406
			$ 17,404,406
Jordan — 0.7%
Kingdom of Jordan:
7.375%, 10/10/47(10)	USD	6,567	$ 5,565,270
7.50%, 1/13/29(10)	USD	6,680	6,745,597
			$ 12,310,867
Kenya — 0.5%
Government of Kenya:
6.30%, 1/23/34(10)	USD	916	$ 602,784
7.00%, 5/22/27(10)	USD	1,998	1,614,476
7.25%, 2/28/28(10)	USD	1,575	1,218,214
8.00%, 5/22/32(10)	USD	7,341	5,535,312
			$ 8,970,786
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(10)(14)	USD	337	$ 20,894
6.00%, 1/27/23(10)(14)	USD	1,505	90,300
6.10%, 10/4/22(10)(14)	USD	5,758	356,996
6.15%, 6/19/20(14)	USD	448	27,776
6.20%, 2/26/25(10)(14)	USD	450	27,672
6.25%, 5/27/22(14)	USD	750	46,219
6.25%, 11/4/24(10)(14)	USD	7,663	471,275
6.25%, 6/12/25(10)(14)	USD	2,947	183,186
6.375%, 3/9/20(14)	USD	6,588	408,456
6.40%, 5/26/23(14)	USD	7,625	482,815
6.65%, 4/22/24(10)(14)	USD	7,602	467,523
6.65%, 11/3/28(10)(14)	USD	3,522	214,912
6.65%, 2/26/30(10)(14)	USD	453	28,190
6.75%, 11/29/27(10)(14)	USD	194	11,722
6.85%, 5/25/29(14)	USD	8,628	535,971
7.00%, 12/3/24(14)	USD	3,446	219,510
7.00%, 3/20/28(10)(14)	USD	5,356	329,603
7.05%, 11/2/35(10)(14)	USD	1,463	89,272
7.15%, 11/20/31(10)(14)	USD	4,621	283,868
8.20%, 5/17/33(14)	USD	1,595	97,534
8.25%, 4/12/21(10)(14)	USD	3,382	219,830
8.25%, 5/17/34(14)	USD	1,326	79,520
			$ 4,693,044

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 4.2%
Mexican Udibonos, 4.00%, 11/30/28	MXN	1,371,644	$ 74,343,349
			$ 74,343,349
Mozambique — 0.3%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(10)(22)	USD	6,827	$ 4,802,112
			$ 4,802,112
New Zealand — 1.3%
New Zealand Government Bond, 3.00%, 9/20/30(10)(23)	NZD	33,921	$ 23,028,402
			$ 23,028,402
North Macedonia — 1.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(10)	EUR	9,553	$ 8,421,374
2.75%, 1/18/25(10)	EUR	2,570	2,679,444
3.675%, 6/3/26(10)	EUR	4,477	4,576,291
6.96%, 3/13/27(10)	EUR	9,573	10,719,062
			$ 26,396,171
Pakistan — 0.1%
Pakistan Government International Bond:
8.25%, 4/15/24(10)	USD	3,324	$ 1,688,825
8.25%, 9/30/25(10)	USD	1,190	493,421
			$ 2,182,246
Peru — 1.5%
Peru Government Bond:
5.35%, 8/12/40	PEN	17,353	$ 3,694,485
5.40%, 8/12/34	PEN	6,979	1,589,219
6.15%, 8/12/32	PEN	79,993	19,765,352
6.95%, 8/12/31	PEN	3,691	971,344
			$ 26,020,400
Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 18,113,570
			$ 18,113,570
Romania — 2.6%
Romania Government Bond, 4.25%, 4/28/36	RON	57,700	$ 9,541,261
Romania Government International Bond:
1.75%, 7/13/30(10)	EUR	858	708,102
2.124%, 7/16/31(10)	EUR	678	554,950
2.125%, 3/7/28(10)	EUR	4,146	3,933,187
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bond: (continued)
2.625%, 12/2/40(10)	EUR	894	$ 580,230
2.75%, 4/14/41(10)	EUR	1,699	1,111,322
3.375%, 1/28/50(10)	EUR	5,202	3,462,008
4.625%, 4/3/49(10)	EUR	9,940	8,203,386
5.00%, 9/27/26(10)	EUR	8,524	9,447,546
6.625%, 9/27/29(10)	EUR	8,340	9,468,164
			$ 47,010,156
Serbia — 4.3%
Republic of Serbia:
1.00%, 9/23/28(10)	EUR	9,388	$ 8,004,859
1.50%, 6/26/29(10)	EUR	10,232	8,692,143
1.65%, 3/3/33(10)	EUR	368	267,472
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	12,459,783
5.875%, 2/8/28	RSD	4,951,760	47,186,282
			$ 76,610,539
South Africa — 7.2%
Republic of South Africa:
8.00%, 1/31/30	ZAR	884,300	$ 43,319,460
10.50%, 12/21/26	ZAR	824,456	47,363,909
10.50%, 12/21/26	ZAR	640,925	36,820,290
			$127,503,659
South Korea — 1.3%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 22,993,666
			$ 22,993,666
Sri Lanka — 1.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(10)(14)	USD	7,202	$ 2,442,624
6.20%, 5/11/27(10)(14)	USD	5,303	1,791,950
6.35%, 6/28/24(10)(14)	USD	3,160	1,074,318
6.75%, 4/18/28(10)(14)	USD	10,946	3,700,542
6.825%, 7/18/26(10)(14)	USD	13,209	4,733,114
6.85%, 3/14/24(10)(14)	USD	6,343	2,157,693
6.85%, 11/3/25(10)(14)	USD	5,492	1,965,143
7.55%, 3/28/30(10)(14)	USD	5,992	2,024,875
7.85%, 3/14/29(10)(14)	USD	4,400	1,487,271
			$ 21,377,530

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 1.8%
Republic of Suriname:
9.25%, 10/26/26(10)(14)	USD	44,764	$ 32,140,552
12.875%, 12/30/23(10)(14)	USD	406	301,653
			$ 32,442,205
Ukraine — 2.2%
Ukraine Government Bond:
10.00%, 8/23/23	UAH	39,841	$ 883,592
10.95%, 11/1/23	UAH	51,923	1,082,591
11.67%, 11/22/23	UAH	822,303	16,926,556
15.84%, 2/26/25	UAH	781,614	14,428,200
16.00%, 5/24/23	UAH	106,523	2,645,392
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(10)(24)	USD	9,576	2,491,167
			$ 38,457,498
United Arab Emirates — 0.7%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$ 12,969,004
			$ 12,969,004
Uruguay — 0.8%
Uruguay Government Bond, 3.875%, 7/2/40(23)	UYU	431,433	$ 11,828,166
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	88,660	2,021,019
			$ 13,849,185
Uzbekistan — 0.1%
Republic of Uzbekistan:
14.00%, 7/19/24(10)	UZS	2,500,000	$ 215,880
14.50%, 11/25/23(10)	UZS	16,470,000	1,449,190
			$ 1,665,070
Vietnam — 2.0%
Vietnam Government International Bond, 4.80%, 11/19/24(10)	USD	37,214	$ 36,482,935
			$ 36,482,935
Zambia — 0.9%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	115,980	$ 5,167,054
Zambia Government International Bond:
5.375%, 9/20/22(10)(14)	USD	13,056	5,725,957
8.50%, 4/14/24(10)(14)	USD	7,269	3,462,952
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government International Bond: (continued)
8.97%, 7/30/27(10)(14)	USD	3,137	$ 1,469,998
			$ 15,825,961
Total Sovereign Government Bonds (identified cost $1,042,054,071)			$928,480,968

Sovereign Loans — 4.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	2,665	$ 3,104,154
			$ 3,104,154
Kenya — 0.4%
Government of Kenya:
Term Loan, 11.176%, (3 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	6,038	$ 5,652,507
Term Loan, 12.173%, (6 mo. USD LIBOR + 6.70%), 10/24/24(4)	USD	871	811,270
			$ 6,463,777
Nigeria — 0.3%
Bank of Industry Limited, Term Loan, 11.138%, (3 mo. USD LIBOR + 6.00%), 12/11/23(4)(25)	USD	5,728	$ 5,727,039
			$ 5,727,039
Tanzania — 3.1%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	58,755	$ 55,710,140
			$ 55,710,140
Total Sovereign Loans (identified cost $74,503,374)			$ 71,005,110

U.S. Government Agency Mortgage-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(26)	$337	$ 329,537

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.185%, (COF + 1.25%), with maturity at 2029(26)	$6	$ 5,430
4.231%, (1 yr. CMT + 2.31%), with maturity at 2036(26)	525	535,326
4.50%, with maturity at 2035	114	113,568
4.519%, (COF + 1.25%), with maturity at 2030(26)	113	111,334
6.00%, with various maturities to 2035	2,793	2,906,081
6.50%, with various maturities to 2032	2,983	3,132,609
6.60%, with maturity at 2030	303	314,471
7.00%, with various maturities to 2036	3,667	3,847,095
7.31%, with maturity at 2026	0 (2)	238
7.50%, with various maturities to 2035	1,285	1,349,795
7.50%, with maturity at 2024	0 (2)	51
8.00%, with various maturities to 2030	240	242,516
8.50%, with maturity at 2025	2	2,403
9.00%, with various maturities to 2027	12	12,473
9.50%, with maturity at 2027	6	6,121
Federal National Mortgage Association:
3.566%, (COF + 1.30%), with maturity at 2024(26)	61	60,636
3.569%, (COF + 1.30%), with maturity at 2033(26)	376	363,719
3.777%, (COF + 1.25%), with maturity at 2034(26)	95	91,835
3.81%, (COF + 1.40%), with maturity at 2025(26)	64	63,545
3.86%, (COF + 1.35%), with maturity at 2027(26)	23	22,620
3.866%, (COF + 1.25%), with maturity at 2035(26)	291	286,864
4.01%, (COF + 1.60%), with maturity at 2024(26)	26	26,225
4.319%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	54	54,279
4.862%, (COF + 1.79%), with maturity at 2035(26)	793	772,936
6.00%, with various maturities to 2035	9,217	9,614,701
6.333%, (COF + 2.00%), with maturity at 2032(26)	177	182,270
6.50%, with various maturities to 2038	3,296	3,426,437
7.00%, with various maturities to 2035	5,590	5,892,676
7.50%, with various maturities to 2027	5	4,688
7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(26)	3	3,004
8.00%, with maturity at 2026	0 (2)	151
8.50%, with various maturities to 2037	700	749,509
8.50%, with maturity at 2026	0 (2)	309
9.00%, with various maturities to 2032	53	54,909
9.50%, with various maturities to 2031	13	13,038
11.50%, with maturity at 2031	67	74,850
Government National Mortgage Association:
3.00%, (1 yr. CMT + 1.50%), with maturity at 2024(26)	28	27,593
6.50%, with various maturities to 2032	138	144,071
7.00%, with various maturities to 2031	236	244,151
7.50%, with various maturities to 2028	22	22,494
8.00%, with maturity at 2023	0 (2)	301
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
9.00%, with maturity at 2025	$1	$ 776
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $37,606,541)		$ 35,107,635

U.S. Government Guaranteed Small Business Administration Loans (27)(28)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.66%, 8/15/42 to 4/15/43	$6,736	$ 367,080
1.91%, 9/15/42 to 2/15/43	6,873	431,563
1.93%, 5/15/42	1,193	77,228
2.16%, 2/15/42 to 4/15/43	8,662	638,195
2.24%, 10/4/23 to 8/25/42(29)	7,485	642,379
2.33%, 12/28/26 to 8/17/42(29)	18,464	1,211,696
2.36%, 9/15/42	1,844	142,592
2.39%, 7/15/39	922	61,278
2.41%, 7/15/42 to 4/15/43	15,679	1,321,014
2.46%, 1/15/43	1,406	144,940
2.66%, 4/15/43	4,310	412,879
2.71%, 8/15/27 to 9/15/42	2,491	200,804
2.91%, 10/15/42 to 4/15/43	8,652	915,340
2.93%, 4/15/42	893	102,947
2.96%, 7/15/27 to 12/15/42	4,746	394,124
3.16%, 9/15/42 to 4/15/43	4,046	510,062
3.21%, 6/15/27 to 3/15/43	3,603	334,372
3.41%, 3/15/43 to 4/15/43	5,533	646,276
3.46%, 3/15/27 to 9/15/42	4,028	428,978
3.66%, 1/15/43 to 6/15/43	6,055	854,572
3.71%, 3/15/28 to 10/15/42	7,522	723,013
3.78%, 5/15/27 to 6/15/42	974	95,956
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $18,213,400)		$ 10,657,288

U.S. Treasury Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(30)	$23,339	$ 15,953,930
0.625%, 7/15/32(23)	12,220	11,610,548

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Note, 1.625%, 10/15/27(31)	$82,043	$ 83,397,269
Total U.S. Treasury Obligations (identified cost $111,359,325)		$110,961,747

Warrants — 0.0%(8)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	201,760	$ 62,667
Total Warrants (identified cost $0)		$ 62,667

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	3,698,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 15.5%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(32)	60,484,763	$ 60,484,763
Total Affiliated Fund (identified cost $60,484,763)		$ 60,484,763

Repurchase Agreements — 4.7%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 3/24/23 with an interest rate of 4.25%, collateralized by USD 3,176,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $2,580,649(33)	USD	2,513	$ 2,513,010
Dated 3/29/23 with an interest rate of 4.30%, collateralized by USD 3,174,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,222,767(33)	USD	2,222	2,221,800
Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 4/14/23 with an interest rate of 4.50%, collateralized by USD 3,600,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,521,096(33)	USD	2,535	$ 2,535,464
Barclays Bank PLC:
Dated 3/1/23 with an interest rate of 2.10%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,203,662(33)	EUR	3,560	3,922,766
Dated 3/7/23 with an interest rate of 1.60%, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,265,530(33)	EUR	1,895	2,088,101
Dated 3/7/23 with an interest rate of 1.65%, collateralized by EUR 2,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $1,913,684(33)	EUR	1,980	2,181,763
Dated 3/7/23 with an interest rate of 1.75%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,261,098(33)	EUR	1,056	1,163,607
Dated 3/24/23 with an interest rate of 3.75%, collateralized by USD 500,000 Tengizchevroil Finance Co. International Ltd., 4.00%, due 8/15/26 and a market value, including accrued interest, of $450,617(33)	USD	468	467,500
Dated 4/4/23 with an interest rate of 1.70%, collateralized by EUR 2,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $2,218,900(33)	EUR	1,895	2,088,101
Dated 4/10/23 with an interest rate of 1.75%, collateralized by EUR 4,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $4,534,729(33)	EUR	3,910	4,308,431
Dated 4/10/23 with an interest rate of 4.50%, collateralized by USD 3,500,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $3,540,481(33)	USD	3,736	3,736,250
JPMorgan Chase Bank, N.A.:
Dated 4/4/23 with an interest rate of 4.45%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,224,167(33)	USD	2,314	2,314,422
Dated 4/4/23 with an interest rate of 4.50%, collateralized by USD 3,187,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,231,871(33)	USD	2,322	2,322,438
Nomura International PLC:
Dated 3/23/23 with an interest rate of 2.90%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,865,496(33)	USD	1,910	1,909,805

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/23/23 with an interest rate of 3.90%, collateralized by EUR 790,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $812,786(33)	USD	838	$ 837,844
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 1,500,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,253,238(33)	USD	1,362	1,361,570
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 13,574,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $13,730,996(33)	USD	14,083	14,083,025
Dated 3/23/23 with an interest rate of 4.50%, collateralized by USD 4,400,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $4,450,890(33)	USD	4,639	4,638,587
Dated 3/23/23 with an interest rate of 4.55%, collateralized by USD 4,776,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $4,883,993(33)	USD	4,987	4,987,023
Dated 4/3/23 with an interest rate of 4.25%, collateralized by USD 1,500,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $1,319,452(33)	USD	1,435	1,434,667
Dated 4/3/23 with an interest rate of 4.40%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,224,167(33)	USD	2,426	2,426,400
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 3,175,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $2,203,796(33)	USD	2,395	2,395,061
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 3,174,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $2,356,714(33)	USD	2,556	2,555,625
Dated 4/20/23 with an interest rate of 4.22%, collateralized by USD 1,525,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,274,125(33)	USD	1,311	1,310,866
Dated 4/23/23 with an interest rate of 4.15%, collateralized by USD 1,763,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $1,550,796(33)	USD	1,581	1,580,646
Dated 4/23/23 with an interest rate of 4.15%, collateralized by USD 1,469,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,227,338(33)	USD	1,333	1,333,431
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/26/23 with an interest rate of 4.20%, collateralized by USD 11,138,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $10,139,608(33)	USD	10,546	$ 10,546,461
Total Repurchase Agreements (identified cost $82,834,710)			$ 83,264,664

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.2%
Sri Lanka Treasury Bill, 0.00%, 7/7/23	LKR	810,000	$ 2,413,699
Total Sovereign Government Securities (identified cost $2,421,366)			$ 2,413,699

U.S. Treasury Obligations — 7.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$10,360	$ 10,358,806
0.00%, 5/9/23	100,000	99,908,556
0.00%, 5/16/23	2,625	2,620,393
0.00%, 5/30/23(31)	15,700	15,648,052
Total U.S. Treasury Obligations (identified cost $128,546,091)		$128,535,807
Total Short-Term Investments (identified cost $274,286,930)		$274,698,933

Total Purchased Options and Swaptions — 0.1% (identified cost $1,961,415)	$ 2,170,750
Total Investments — 96.3% (identified cost $1,882,444,302)	$1,713,773,681
Total Written Options — (0.0)%(8) (premiums received $214,147)	$ (149,324)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (4.5)%
Common Stocks — (0.2)%
Security	Shares	Value
New Zealand — (0.2)%
a2 Milk Co., Ltd. (The)(7)	(88,400)	$ (322,870)
Auckland International Airport, Ltd.(7)	(114,900)	(629,118)
Contact Energy, Ltd.	(74,900)	(363,268)
EBOS Group, Ltd.	(6,305)	(173,028)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(45,400)	(778,742)
Fletcher Building, Ltd.	(74,800)	(208,566)
Infratil, Ltd.	(69,500)	(410,967)
Mainfreight, Ltd.	(8,100)	(359,745)
Meridian Energy, Ltd.	(115,400)	(390,824)
Ryman Healthcare, Ltd.	(46,097)	(151,432)
Spark New Zealand, Ltd.	(178,200)	(577,395)
Total Common Stocks (proceeds $4,565,285)		$ (4,365,955)
Sovereign Government Bonds — (4.3)%
Security	Principal Amount (000's omitted)		Value
Angola — (0.9)%
Republic of Angola:
8.00%, 11/26/29(10)	USD	(3,263)	$ (2,757,855)
8.25%, 5/9/28(10)	USD	(11,138)	(9,792,474)
8.75%, 4/14/32(10)	USD	(4,494)	(3,736,132)
			$(16,286,461)
Colombia — (1.0)%
Republic of Colombia:
5.00%, 6/15/45	USD	(3,175)	$ (2,143,824)
5.20%, 5/15/49	USD	(15,202)	(10,281,520)
5.625%, 2/26/44	USD	(3,174)	(2,324,477)
6.125%, 1/18/41	USD	(3,176)	(2,524,992)
			$(17,274,813)
Poland — (0.9)%
Republic of Poland:
1.00%, 3/7/29(10)	EUR	(7,156)	$ (6,814,108)
1.125%, 8/7/26(10)	EUR	(4,790)	(4,888,738)
1.375%, 10/22/27(10)	EUR	(2,000)	(1,999,312)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland: (continued)
2.75%, 5/25/32(10)	EUR	(2,000)	$ (2,004,637)
			$(15,706,795)
Uruguay — (1.5)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(26,250)	$ (26,530,922)
			$(26,530,922)
Total Sovereign Government Bonds (proceeds $74,686,427)			$(75,798,991)
Total Securities Sold Short (proceeds $79,251,712)			$(80,164,946)

Other Assets, Less Liabilities — 8.2%	$ 146,631,478
Net Assets — 100.0%	$1,780,090,889
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $110,071,061 or 6.2% of the Portfolio's net assets.
(2)	Principal amount is less than $500.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(7)	Non-income producing security.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $449,730,750 or 25.3% of the Portfolio's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Fixed-rate loan.
(22)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(33)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	2,350,000	BRL	4.80	6/6/23	$ 372,113
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	1,640,000	BRL	4.80	9/6/23	378,091
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	330,000	MXN	17.50	7/7/23	57,981
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.00	1/18/24	132,439
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.00	1/18/24	230,578
Call USD vs. Put CNH	Deutsche Bank AG	USD	18,330,000	CNH	7.00	2/16/24	184,748
Total							$1,355,950
Purchased Credit Default Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	56,000,000	9/20/23	$ 814,800
Total					$814,800
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.50	1/18/24	$ (35,111)
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.50	1/18/24	(61,129)
Call USD vs. Put CNH	Deutsche Bank AG	USD	18,330,000	CNH	7.50	2/16/24	(53,084)
Total							$(149,324)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,617,285	PHP	254,784,095	5/24/23	$ 15,607
USD	3,696,958	PHP	204,000,000	5/24/23	12,496
USD	8,620,970	PHP	477,000,000	5/24/23	5,832
USD	6,922,079	PHP	383,000,000	5/24/23	4,682
USD	8,601,342	PHP	476,000,000	5/24/23	4,265
USD	6,920,828	PHP	383,000,000	5/24/23	3,432
BRL	29,774,600	USD	5,657,172	6/9/23	268,543
COP	103,000,000	USD	22,428	6/21/23	(745)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	182,000,000	USD	39,630	6/21/23	$ (1,317)
COP	412,000,000	USD	89,713	6/21/23	(2,981)
COP	1,000,000,000	USD	218,196	6/21/23	(7,682)
COP	3,275,000,000	USD	714,591	6/21/23	(25,157)
COP	4,808,227,051	USD	1,049,135	6/21/23	(36,935)
COP	13,181,000,000	USD	2,876,039	6/21/23	(101,251)
EUR	5,775,000	USD	6,210,383	6/21/23	170,894
EUR	4,409,299	USD	4,741,720	6/21/23	130,480
EUR	3,100,000	USD	3,333,712	6/21/23	91,735
EUR	2,191,939	USD	2,357,191	6/21/23	64,864
EUR	1,941,857	USD	2,088,255	6/21/23	57,463
EUR	943,095	USD	1,034,764	6/21/23	7,340
EUR	64,827	USD	69,209	6/21/23	2,424
KRW	1,696,160,473	USD	1,283,366	6/21/23	(11,930)
KRW	2,847,000,000	USD	2,208,757	6/21/23	(74,656)
KRW	3,959,000,000	USD	3,048,222	6/21/23	(80,570)
KRW	3,956,000,000	USD	3,047,766	6/21/23	(82,363)
KRW	4,397,180,000	USD	3,402,758	6/21/23	(106,648)
USD	351,337	COP	1,696,227,051	6/21/23	(5,743)
USD	418,771	COP	2,021,793,074	6/21/23	(6,845)
USD	885,255	COP	4,294,000,000	6/21/23	(18,693)
USD	1,055,338	COP	5,119,000,000	6/21/23	(22,285)
USD	2,015,361	COP	9,730,000,000	6/21/23	(32,943)
USD	5,080,011	COP	24,641,000,000	6/21/23	(107,269)
USD	237,423	EUR	220,778	6/21/23	(6,533)
USD	578,661	EUR	538,093	6/21/23	(15,923)
USD	821,250	EUR	763,676	6/21/23	(22,599)
USD	1,666,856	EUR	1,550,000	6/21/23	(45,868)
USD	8,668,010	EUR	7,900,119	6/21/23	(61,486)
USD	2,357,191	EUR	2,191,939	6/21/23	(64,864)
USD	9,778,323	EUR	8,912,070	6/21/23	(69,362)
USD	2,562,192	EUR	2,400,000	6/21/23	(89,767)
USD	3,817,262	EUR	3,549,651	6/21/23	(105,041)
USD	4,741,720	EUR	4,409,299	6/21/23	(130,480)
USD	4,866,766	EUR	4,525,578	6/21/23	(133,921)
USD	6,305,914	EUR	5,863,834	6/21/23	(173,522)
USD	7,298,412	EUR	6,786,752	6/21/23	(200,833)
USD	8,391,990	EUR	7,803,664	6/21/23	(230,926)
USD	9,750,144	EUR	9,060,917	6/21/23	(262,014)
USD	9,850,624	EUR	9,160,039	6/21/23	(271,064)
USD	11,829,300	EUR	11,000,000	6/21/23	(325,512)
USD	14,775,389	EUR	13,739,551	6/21/23	(406,580)
USD	18,386,175	EUR	17,097,201	6/21/23	(505,940)
USD	25,143,693	EUR	23,380,979	6/21/23	(691,889)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	36,257,561	EUR	33,715,702	6/21/23	$ (997,714)
USD	39,421,337	EUR	36,657,680	6/21/23	(1,084,773)
USD	54,988,439	EUR	51,133,440	6/21/23	(1,513,139)
USD	1,454,983	INR	119,700,000	6/21/23	(5,893)
USD	125,751	PEN	481,000	6/21/23	(3,626)
USD	416,847	PEN	1,593,000	6/21/23	(11,631)
USD	1,148,779	PEN	4,351,000	6/21/23	(21,532)
USD	2,479,683	PEN	9,398,000	6/21/23	(48,146)
USD	3,092,685	PEN	11,777,562	6/21/23	(75,188)
USD	5,460,189	PEN	20,847,000	6/21/23	(147,138)
USD	5,912,281	PEN	22,579,000	6/21/23	(160,911)
USD	6,836,290	PEN	26,049,000	6/21/23	(170,246)
IDR	103,833,000,000	USD	6,722,758	6/23/23	350,326
USD	6,732,915	IDR	103,833,000,000	6/23/23	(340,169)
IDR	51,304,500,000	USD	3,283,789	7/11/23	210,118
IDR	40,203,200,000	USD	2,563,244	7/11/23	174,649
IDR	32,162,000,000	USD	2,051,815	7/11/23	138,461
IDR	32,162,300,000	USD	2,054,100	7/11/23	136,197
USD	2,350,682	IDR	35,811,000,000	7/11/23	(88,096)
USD	2,871,294	IDR	43,770,000,000	7/11/23	(109,503)
USD	5,001,706	IDR	76,251,000,000	7/11/23	(191,092)
IDR	130,000,000,000	USD	8,603,574	7/25/23	247,767
IDR	13,052,087,707	USD	864,548	7/25/23	24,132
USD	3,090,079	IDR	47,426,408,989	7/25/23	(139,054)
USD	5,272,337	IDR	80,919,616,677	7/25/23	(237,256)
USD	8,187,485	IDR	123,778,395,631	7/25/23	(240,244)
USD	13,663,552	IDR	206,500,000,000	7/25/23	(396,462)
USD	9,426,513	PHP	532,400,000	7/26/23	(175,427)
USD	11,037,424	PHP	622,620,000	7/26/23	(191,651)
USD	10,933,102	PHP	617,600,000	7/26/23	(205,437)
USD	14,523,299	IDR	217,922,104,000	7/27/23	(313,975)
BRL	19,047,526	USD	3,551,470	9/11/23	173,557
					$ (9,113,176)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	602,000,000	USD	2,704,403	BNP Paribas	5/3/23	$ —	$ (571)
ARS	602,000,000	USD	2,704,428	Goldman Sachs International	5/3/23	—	(596)
USD	2,704,428	ARS	602,000,000	BNP Paribas	5/3/23	596	—
USD	2,684,504	ARS	602,000,000	Goldman Sachs International	5/3/23	—	(19,328)
EUR	6,700,000	USD	7,400,756	HSBC Bank USA, N.A.	5/5/23	—	(17,095)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,274,765	EUR	3,870,000	HSBC Bank USA, N.A.	5/5/23	$ 9,874	$ —
USD	1,933,033	EUR	1,750,000	HSBC Bank USA, N.A.	5/5/23	4,465	—
USD	1,192,958	EUR	1,080,000	HSBC Bank USA, N.A.	5/5/23	2,756	—
USD	21,177,084	CNH	143,713,200	Standard Chartered Bank	5/8/23	425,679	—
USD	18,498,709	CNH	125,550,000	Standard Chartered Bank	5/8/23	369,972	—
USD	9,017,146	CNH	61,900,000	Standard Chartered Bank	5/8/23	79,122	—
MYR	13,000,000	USD	2,939,182	Goldman Sachs International	5/10/23	—	(14,613)
MYR	14,900,000	USD	3,369,135	Goldman Sachs International	5/10/23	—	(17,129)
MYR	12,700,000	USD	2,884,987	Barclays Bank PLC	5/15/23	—	(27,122)
MYR	13,800,000	USD	3,210,422	Goldman Sachs International	5/15/23	—	(105,026)
MYR	25,800,000	USD	6,006,286	Goldman Sachs International	5/15/23	—	(200,545)
USD	8,949,772	MYR	39,200,000	Barclays Bank PLC	5/15/23	128,647	—
USD	354,214	ZMW	6,960,304	Standard Chartered Bank	5/17/23	—	(37,078)
ILS	33,157,532	USD	9,073,318	Barclays Bank PLC	5/24/23	68,309	—
ILS	32,369,408	USD	8,855,836	UBS AG	5/24/23	68,503	—
KES	280,081,950	USD	2,138,047	Standard Chartered Bank	5/25/23	—	(122,924)
USD	1,958,615	KES	280,081,950	Standard Chartered Bank	5/25/23	—	(56,508)
USD	2,505,723	ARS	602,000,000	BNP Paribas	5/31/23	10,518	—
UZS	2,065,216,713	USD	175,763	ICBC Standard Bank plc	6/2/23	3,329	—
USD	6,340,228	TRY	126,487,935	Standard Chartered Bank	6/8/23	434,288	—
USD	5,636,994	BRL	29,774,600	Goldman Sachs International	6/9/23	—	(288,721)
KES	219,560,746	USD	1,665,876	Standard Chartered Bank	6/12/23	—	(108,097)
USD	1,509,009	KES	219,560,746	Standard Chartered Bank	6/12/23	—	(48,771)
AUD	22,212,527	USD	14,663,666	Goldman Sachs International	6/21/23	65,755	—
AUD	538,522	USD	359,545	HSBC Bank USA, N.A.	6/21/23	—	(2,444)
CAD	8,486,000	USD	6,242,160	Citibank, N.A.	6/21/23	27,492	—
CAD	8,486,000	USD	6,242,184	Goldman Sachs International	6/21/23	27,468	—
CAD	7,528,000	USD	5,536,807	HSBC Bank USA, N.A.	6/21/23	25,052	—
CZK	91,212,746	EUR	3,832,146	Citibank, N.A.	6/21/23	27,369	—
CZK	47,363,627	EUR	1,984,375	Standard Chartered Bank	6/21/23	20,318	—
CZK	47,363,627	EUR	1,984,399	UBS AG	6/21/23	20,292	—
EUR	4,298,440	HUF	1,649,212,428	Citibank, N.A.	6/21/23	—	(48,931)
EUR	663,171	HUF	256,299,999	Goldman Sachs International	6/21/23	—	(12,951)
EUR	1,852,103	HUF	708,400,810	UBS AG	6/21/23	—	(14,657)
EUR	6,952,489	NOK	77,360,000	Bank of America, N.A.	6/21/23	405,852	—
EUR	2,488,004	PLN	11,806,192	Citibank, N.A.	6/21/23	—	(79,710)
EUR	2,698,240	PLN	12,796,041	Citibank, N.A.	6/21/23	—	(84,584)
EUR	3,640,651	PLN	17,275,786	Citibank, N.A.	6/21/23	—	(116,638)
EUR	3,948,285	PLN	18,724,214	Citibank, N.A.	6/21/23	—	(123,770)
EUR	7,565,843	SEK	84,430,000	UBS AG	6/21/23	106,228	—
HUF	822,008,026	EUR	2,145,193	UBS AG	6/21/23	21,355	—
HUF	833,103,657	EUR	2,176,990	UBS AG	6/21/23	18,504	—
JPY	378,692,954	USD	2,869,086	Bank of America, N.A.	6/21/23	—	(68,483)
JPY	2,994,331,969	USD	22,423,216	Bank of America, N.A.	6/21/23	—	(278,795)
JPY	739,350,000	USD	5,652,214	Citibank, N.A.	6/21/23	—	(184,390)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	14,310,000	USD	3,172,773	Barclays Bank PLC	6/21/23	$ 54,925	$ —
MYR	2,146,000	USD	476,360	Barclays Bank PLC	6/21/23	7,682	—
MYR	22,844,000	USD	5,078,476	Credit Agricole Corporate and Investment Bank	6/21/23	74,112	—
NOK	77,360,000	EUR	6,807,486	Goldman Sachs International	6/21/23	—	(245,626)
NZD	7,013,161	USD	4,354,366	Bank of America, N.A.	6/21/23	—	(18,282)
NZD	25,450,000	USD	15,555,119	Standard Chartered Bank	6/21/23	180,059	—
PLN	7,640,000	EUR	1,602,482	HSBC Bank USA, N.A.	6/21/23	59,925	—
SEK	84,430,000	EUR	7,379,783	Goldman Sachs International	6/21/23	99,366	—
THB	391,400,000	USD	11,451,233	Standard Chartered Bank	6/21/23	66,084	—
USD	10,753,221	BHD	4,061,000	Standard Chartered Bank	6/21/23	—	(7,449)
USD	16,206,945	BHD	6,120,833	Standard Chartered Bank	6/21/23	—	(11,786)
USD	4,728,064	EUR	4,294,722	UBS AG	6/21/23	—	(17,531)
USD	5,536,662	JPY	739,350,000	Bank of America, N.A.	6/21/23	68,839	—
USD	2,835,863	JPY	378,692,954	Bank of America, N.A.	6/21/23	35,259	—
USD	245,553	MXN	4,758,000	Bank of America, N.A.	6/21/23	—	(16,432)
USD	9,622,267	MXN	177,985,000	Standard Chartered Bank	6/21/23	—	(177,929)
USD	4,869,515	MXN	94,109,000	Standard Chartered Bank	6/21/23	—	(312,307)
USD	5,549,326	MXN	107,064,000	Standard Chartered Bank	6/21/23	—	(345,824)
USD	6,034,965	MXN	116,360,000	Standard Chartered Bank	6/21/23	—	(372,040)
USD	10,048,594	MXN	185,530,200	UBS AG	6/21/23	—	(167,056)
USD	35,962,963	MXN	660,253,000	UBS AG	6/21/23	—	(391,835)
USD	21,613,007	NZD	34,810,000	Bank of America, N.A.	6/21/23	90,746	—
USD	9,592,673	NZD	15,450,000	Bank of America, N.A.	6/21/23	40,276	—
USD	6,828,992	NZD	10,998,804	Bank of America, N.A.	6/21/23	28,673	—
USD	13,066,763	NZD	21,000,000	HSBC Bank USA, N.A.	6/21/23	82,922	—
USD	6,222,268	NZD	10,000,000	HSBC Bank USA, N.A.	6/21/23	39,487	—
USD	3,733,361	NZD	6,000,000	HSBC Bank USA, N.A.	6/21/23	23,692	—
USD	11,848,784	NZD	19,386,001	Standard Chartered Bank	6/21/23	—	(137,156)
USD	12,457,468	SAR	46,808,000	Standard Chartered Bank	6/21/23	—	(15,921)
USD	118,378	THB	4,090,000	Standard Chartered Bank	6/21/23	—	(1,974)
USD	11,328,419	THB	391,400,000	Standard Chartered Bank	6/21/23	—	(188,898)
USD	2,384,118	UYU	93,219,000	Citibank, N.A.	6/21/23	2,263	—
USD	2,676,648	ZAR	48,127,185	Goldman Sachs International	6/21/23	57,401	—
USD	2,684,960	ZAR	48,319,693	Goldman Sachs International	6/21/23	55,236	—
USD	9,398,638	ZAR	171,698,279	Goldman Sachs International	6/21/23	54,227	—
USD	1,912,422	ZAR	34,376,561	Goldman Sachs International	6/21/23	41,532	—
USD	1,910,634	ZAR	34,376,561	Goldman Sachs International	6/21/23	39,743	—
USD	4,672,729	ZAR	85,849,139	Goldman Sachs International	6/21/23	523	—
USD	12,546,149	ZAR	232,473,671	Goldman Sachs International	6/21/23	—	(105,868)
USD	12,576,877	ZAR	233,162,497	Goldman Sachs International	6/21/23	—	(112,628)
USD	12,568,527	ZAR	233,162,496	Goldman Sachs International	6/21/23	—	(120,978)
USD	12,559,738	ZAR	233,162,497	Goldman Sachs International	6/21/23	—	(129,767)
USD	9,366,735	ZAR	175,191,936	Goldman Sachs International	6/21/23	—	(167,813)
USD	50,335,466	ZAR	931,961,159	Goldman Sachs International	6/21/23	—	(385,066)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,681,488	ZAR	66,000,000	HSBC Bank USA, N.A.	6/21/23	$ 89,541	$ —
USD	4,672,252	ZAR	85,849,140	UBS AG	6/21/23	47	—
USD	9,005,034	ZAR	168,011,506	UBS AG	6/21/23	—	(138,730)
ZAR	52,414,000	USD	2,821,441	Citibank, N.A.	6/21/23	31,110	—
ZAR	19,800,000	USD	1,078,459	HSBC Bank USA, N.A.	6/21/23	—	(875)
ZAR	361,697,853	USD	19,743,960	State Street Bank and Trust Company	6/21/23	—	(59,119)
USD	3,000,537	UYU	117,351,000	Citibank, N.A.	6/22/23	2,546	—
UZS	3,501,513,277	USD	297,748	ICBC Standard Bank plc	7/13/23	2,574	—
AUD	14,930,000	USD	10,056,054	Bank of America, N.A.	7/20/23	—	(143,907)
AUD	15,530,000	USD	10,456,883	BNP Paribas	7/20/23	—	(146,391)
EGP	123,920,000	USD	4,587,930	Citibank, N.A.	7/20/23	—	(1,182,100)
USD	4,947,269	EGP	109,037,808	Goldman Sachs International	7/20/23	1,950,462	—
USD	3,258,751	EGP	72,637,560	Goldman Sachs International	7/20/23	1,262,373	—
USD	3,258,751	EGP	73,419,660	Goldman Sachs International	7/27/23	1,253,352	—
UZS	3,501,513,277	USD	295,549	ICBC Standard Bank plc	8/1/23	3,542	—
USD	5,254,049	UGX	20,070,467,680	Standard Chartered Bank	8/3/23	—	(33,191)
KES	178,630,000	USD	1,327,128	Standard Chartered Bank	8/4/23	—	(101,758)
USD	1,175,197	KES	178,630,000	Standard Chartered Bank	8/4/23	—	(50,173)
UZS	1,744,360,902	USD	147,327	ICBC Standard Bank plc	8/15/23	1,141	—
USD	3,831,383	UGX	14,501,783,000	Goldman Sachs International	8/22/23	23,220	—
USD	4,064,833	UGX	15,661,925,653	Standard Chartered Bank	9/6/23	—	(37,727)
USD	3,553,643	BRL	19,047,526	Citibank, N.A.	9/11/23	—	(171,384)
USD	50,744,992	ZAR	931,678,062	UBS AG	9/18/23	481,012	—
USD	3,027,452	KES	471,741,325	Standard Chartered Bank	9/21/23	—	(150,761)
USD	2,673,938	EGP	98,802,000	Goldman Sachs International	9/25/23	115,928	—
USD	1,421,614	EGP	51,960,000	HSBC Bank USA, N.A.	9/25/23	76,356	—
USD	5,347,982	EGP	195,803,000	Goldman Sachs International	9/28/23	291,825	—
USD	2,673,997	EGP	98,002,000	Goldman Sachs International	9/28/23	143,323	—
UZS	1,845,934,481	USD	154,278	ICBC Standard Bank plc	10/13/23	513	—
USD	1,376,114	KES	222,932,331	Standard Chartered Bank	12/21/23	—	(83,524)
HUF	1,655,088,317	EUR	3,877,901	Barclays Bank PLC	1/30/24	257,338	—
USD	5,209,600	UGX	20,525,823,667	Deutsche Bank AG	2/6/24	—	(49,851)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(18,959)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(73,356)
USD	1,424,623	EGP	56,700,000	HSBC Bank USA, N.A.	3/25/24	112,336	—
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	—	(11,583)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(236,872)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(27,388)
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	—	(20,103)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(357,251)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(217,980)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(210,469)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(210,216)
						$9,673,254	$(9,263,311)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 2,611,232	$ 157,468
5/10/23	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,159,642	(10,959)
5/15/23	COP	45,513,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,687,761	(86,860)
5/16/23	COP	56,130,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,947,765	(108,199)
5/16/23	COP	43,306,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,085,395	132,590
5/22/23	COP	39,685,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,447,212	(45,860)
5/24/23	COP	38,245,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,140,826	(52,158)
6/12/23	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,412,729	(48,063)
6/19/23	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,195,530	(88,577)
6/23/23	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,317,369	(83,828)
6/23/23	COP	26,646,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,671,924	—
6/26/23	COP	32,026,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,816,986	(94,347)
6/29/23	COP	33,088,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,043,178	(204,731)
6/30/23	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,658,791	(34,480)
						$ (568,004)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng Index	20	Long	5/30/23	$ 2,532,050	$ (16,217)
Nikkei 225 Index	26	Long	6/8/23	3,781,050	78,553
Euro Stoxx 50 Index	(122)	Short	6/16/23	(5,814,996)	(372,522)
SGX CNX Nifty Index	(354)	Short	5/25/23	(12,887,281)	(264,760)
Interest Rate Futures
Euro-Bobl	(315)	Short	6/8/23	(40,947,227)	(1,041,466)
Euro-Bund	(245)	Short	6/8/23	(36,596,538)	(948,993)
Euro-Buxl	(74)	Short	6/8/23	(11,374,918)	(523,937)
Japan 10-Year Bond	(47)	Short	6/13/23	(51,262,065)	(1,096,908)
U.S. 2-Year Treasury Note	(154)	Short	6/30/23	(31,749,266)	(299,578)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(635)	Short	6/30/23	$(69,686,290)	$ (1,080,380)
U.S. 10-Year Treasury Note	(639)	Short	6/21/23	(73,614,796)	(1,499,303)
U.S. Ultra-Long Treasury Bond	(15)	Short	6/21/23	(2,121,094)	(100,923)
					$(7,166,434)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 863,545
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	863,545
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	862,790
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	945,892
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,103,140)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,103,140)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,105,407)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,257,764)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(43,928)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(472,964)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(173,657)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	12,990
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	2,151
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	99,993

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	$ (19,099)
							$(1,628,193)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	19,180,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/22/25	$ 186,768	$ —	$ 186,768
CLP	1,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	55,097	—	55,097
CLP	2,873,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	107,144	—	107,144
CLP	2,852,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	96,982	—	96,982
CLP	2,851,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	92,261	—	92,261
CLP	2,522,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	80,232	—	80,232
CLP	1,545,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	48,727	—	48,727
CLP	2,148,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	63,625	—	63,625
CLP	2,457,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	70,758	—	70,758
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	30,361	—	30,361
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,851,218	—	1,851,218
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(927,456)	—	(927,456)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,411,709)	—	(1,411,709)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,844,458)	$ —	$ (1,844,458)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(890,938)	—	(890,938)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	242,672	—	242,672
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	237,748	—	237,748
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	84,022	—	84,022
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	461,858	—	461,858
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	264,988	—	264,988
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	452,009	—	452,009
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	79,392	—	79,392
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	445,947	—	445,947
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	237,274	—	237,274
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	852,924	—	852,924
COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	396,489	—	396,489
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(260,861)	—	(260,861)
COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	364,841	—	364,841
COP	24,274,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	510,394	—	510,394
COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	282,906	—	282,906
COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	592,441	—	592,441

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	$ 284,666	$ —	$ 284,666
COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	289,657	—	289,657
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	580,954	—	580,954
COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,111,379	—	1,111,379
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	57,522	—	57,522
COP	13,620,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	98,572	—	98,572
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	48,247	—	48,247
COP	7,264,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	34,640	—	34,640
COP	5,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	19,239	—	19,239
COP	24,274,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.79% (pays quarterly)	11/26/25	(46,985)	—	(46,985)
COP	11,982,293	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	10,047	—	10,047
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(174)	(66)	(240)
COP	8,584,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(4,999)	—	(4,999)
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	743,771	—	743,771
COP	23,090,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(143,646)	—	(143,646)
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	258,804	—	258,804
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	184,449	—	184,449
COP	9,190,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(59,611)	—	(59,611)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	14,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	$ (99,634)	$ —	$ (99,634)
COP	8,969,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(69,392)	—	(69,392)
EUR	4,314	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	55,293	—	55,293
EUR	789	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	7,088	—	7,088
EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	36,249	—	36,249
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	20,134	(40)	20,094
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	66,108	—	66,108
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	33,321	—	33,321
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	28,580	—	28,580
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	16,835	—	16,835
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	37,878	—	37,878
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	29,267	—	29,267
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(130,763)	—	(130,763)
JPY	2,405,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	23,623	—	23,623
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(116,463)	—	(116,463)
JPY	173,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(93,866)	—	(93,866)
JPY	155,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(85,268)	—	(85,268)
JPY	165,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(92,563)	—	(92,563)
JPY	512,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(289,053)	—	(289,053)
JPY	474,500	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(273,087)	—	(273,087)
JPY	472,700	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(274,341)	—	(274,341)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	11,549,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	$ 29,391	$ —	$ 29,391
KRW	12,756,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	40,082	—	40,082
KRW	7,637,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	17,764	—	17,764
KRW	11,128,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	26,327	—	26,327
KRW	6,437,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(2,638)	—	(2,638)
KRW	13,960,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	39,284	—	39,284
KRW	15,418,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	259,000	—	259,000
KRW	12,397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	220,099	—	220,099
KRW	5,242,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	81,353	—	81,353
KRW	5,241,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	87,732	—	87,732
KRW	5,422,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	91,707	—	91,707
MXN	433,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	603,610	—	603,610
MXN	77,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	32,318	—	32,318
MXN	236,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	109,652	—	109,652
MXN	104,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	8,621	—	8,621
NZD	44,260	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	333,474	—	333,474
NZD	45,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	352,655	—	352,655
NZD	7,990	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(29,577)	—	(29,577)
NZD	10,640	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(34,811)	—	(34,811)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	13,770	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	$ (45,051)	$ —	$ (45,051)
NZD	32,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.53% (pays semi-annually)	3/15/28	174,890	—	174,890
NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	975,536	—	975,536
NZD	3,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	20,852	—	20,852
NZD	8,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	52,718	—	52,718
NZD	7,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	49,701	—	49,701
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	555,399	—	555,399
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,760,966	—	1,760,966
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	658,115	—	658,115
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	23,383	—	23,383
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(98,794)	—	(98,794)
PLN	13,580	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(15,381)	—	(15,381)
PLN	15,520	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(110,221)	—	(110,221)
TWD	446,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	112,620	—	112,620
TWD	1,342,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	298,140	—	298,140
USD	9,000	Receives	SOFR (pays annually)	1.44% (pays annually)	9/9/24	577,893	—	577,893
USD	14,000	Receives	SOFR (pays annually)	1.64% (pays annually)	9/11/24	595,300	—	595,300
Total						$13,002,243	$(106)	$13,002,137

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 19,500	1.00% (pays quarterly)(1)	2.93%	6/20/28	$ (1,637,407)	$ 1,706,728	$ 69,321
Petroleos Mexicanos	14,138	1.00% (pays quarterly)(1)	6.06	12/20/27	(2,628,813)	2,449,584	(179,229)
Petroleos Mexicanos	31,500	1.00% (pays quarterly)(1)	6.28	6/20/28	(6,578,227)	6,712,931	134,704
Total	$65,138				$(10,844,447)	$10,869,243	$ 24,796
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 8,750	1.00% (pays quarterly)(1)	6/20/28	$ (354,137)	$ 343,315	$ (10,822)
Finland	9,100	0.25% (pays quarterly)(1)	6/20/28	(17,737)	(4,285)	(22,022)
France	41,000	0.25% (pays quarterly)(1)	6/20/28	14,084	(96,371)	(82,287)
Germany	40,250	0.25% (pays quarterly)(1)	6/20/28	(229,493)	171,318	(58,175)
Hungary	9,250	1.00% (pays quarterly)(1)	6/20/28	278,329	(311,269)	(32,940)
Malaysia	54,000	1.00% (pays quarterly)(1)	6/20/28	(796,740)	382,164	(414,576)
Malaysia	80,000	1.00% (pays quarterly)(1)	6/20/28	(1,180,355)	673,463	(506,892)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(1,266)	(90,215)	(91,481)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	42,400	1.00% (pays quarterly)(1)	6/20/28	2,519,916	(2,898,507)	(378,591)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	48,600	5.00% (pays quarterly)(1)	6/20/28	(971,335)	(71,603)	(1,042,938)
Mexico	57,397	1.00% (pays quarterly)(1)	6/20/28	267,206	(1,088,016)	(820,810)
Philippines	60,200	1.00% (pays quarterly)(1)	6/20/28	(256,439)	(270,648)	(527,087)
Poland	37,800	1.00% (pays quarterly)(1)	6/20/28	(181,047)	(77,049)	(258,096)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(86,470)	56,259	(30,211)
Qatar	18,000	1.00% (pays quarterly)(1)	6/20/28	(506,970)	424,520	(82,450)
Saudi Arabia	116,000	1.00% (pays quarterly)(1)	6/20/28	(2,166,421)	1,660,051	(506,370)
South Africa	74,180	1.00% (pays quarterly)(1)	6/20/28	5,629,857	(6,345,793)	(715,936)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$ 23,540	1.00% (pays quarterly)(1)	6/20/29	$ 2,493,430	$ (2,110,037)	$ 383,393
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,476,461	(1,199,777)	276,684
Spain	56,300	1.00% (pays quarterly)(1)	6/20/28	(1,244,661)	1,275,686	31,025
Turkey	133,734	1.00% (pays quarterly)(1)	6/20/28	22,855,383	(23,375,257)	(519,874)
United Kingdom	40,000	1.00% (pays quarterly)(1)	6/20/28	(1,448,553)	1,316,285	(132,268)
Total				$26,093,042	$ (31,635,766)	$ (5,542,724)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 5,700	1.00% (pays quarterly)(1)	1.31%	6/20/28	$ (73,158)	$ 118,579	$ 45,421
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.57	6/20/24	53,936	(30,974)	22,962
Vietnam	Goldman Sachs International	35,121	1.00% (pays quarterly)(1)	1.31	6/20/28	(451,312)	575,271	123,959
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.31	6/20/28	(19,252)	33,404	14,152
Total		$51,421				$ (489,786)	$696,280	$206,494
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 9,250	1.00% (pays quarterly)(1)	6/20/28	$ (284,407)	$ 273,943	$ (10,464)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(34,546)	(18,299)	(52,845)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(52,050)	(27,596)	(79,646)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(25,913)	(807)	(26,720)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(39,766)	368	(39,398)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(123,801)	4,586	(119,215)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Romania	Barclays Bank PLC	$ 9,820	1.00% (pays quarterly)(1)	6/20/28	$ 429,374	$ (536,879)	$ (107,505)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(185,842)	(217,926)	(403,768)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/33	(273,595)	(94,093)	(367,688)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,516,111	(1,296,475)	219,636
Sweden	Barclays Bank PLC	19,250	0.25% (pays quarterly)(1)	6/20/28	(95,543)	66,387	(29,156)
Total					$ 830,022	$ (1,846,791)	$ (1,016,769)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $116,559,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,500	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	6/20/23	$ (153,826)
BNP Paribas	USD	144,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(90,130)
BNP Paribas	USD	54,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(29,444)
Citibank, N.A.	KRW	21,000	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	65,840
						$ (207,560)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 120,212
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 16,578,665 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	50,828
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(280,215)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(925,917)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	Not Applicable/ 4/20/32	(132,312)
				$(1,167,404)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound

EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht

TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,821,959,539)	$ 1,653,288,918
Affiliated investment, at value (identified cost $60,484,763)	60,484,763
Cash	6,479,283
Deposits for derivatives collateral:
Centrally cleared derivatives	77,235,074
OTC derivatives	3,790,000
Foreign currency, at value (identified cost $35,617,113)	36,370,662
Interest and dividends receivable	27,975,135
Dividends receivable from affiliated investment	179,408
Receivable for investments sold	5,658,728
Cash collateral for securities sold short	6,497,876
Receivable for open forward foreign currency exchange contracts	9,673,254
Receivable for open swap contracts	663,010
Upfront payments on open non-centrally cleared swap contracts	2,223,049
Receivable for closed swap contracts	1,511,426
Receivable for open non-deliverable bond forward contracts	290,058
Tax reclaims receivable	22,565
Total assets	$1,892,343,209
Liabilities
Cash collateral due to brokers	$ 3,790,000
Written options outstanding, at value (premiums received $214,147)	149,324
Payable for investments purchased	3,530,717
Payable for securities sold short, at value (proceeds $79,251,712)	80,164,946
Payable for variation margin on open futures contracts	1,678,185
Payable for variation margin on open centrally cleared derivatives	3,142,497
Payable for open forward foreign currency exchange contracts	9,263,311
Payable for open swap contracts	2,848,249
Payable for closed swap contracts	1,586,078
Upfront receipts on open non-centrally cleared swap contracts	1,072,538
Payable for open non-deliverable bond forward contracts	858,062
Payable to affiliates:
Investment adviser fee	861,592
Trustees' fees	9,223
Interest payable on securities sold short	1,886,451
Accrued foreign capital gains taxes	84,232
Accrued expenses and other liabilities	1,326,915
Total liabilities	$ 112,252,320
Net Assets applicable to investors' interest in Portfolio	$1,780,090,889

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $80,378)	$ 852,576
Dividend income from affiliated investment	2,700,238
Interest and other income (net of foreign taxes withheld of $306,774)	61,412,107
Total investment income	$ 64,964,921
Expenses
Investment adviser fee	$ 5,300,947
Trustees’ fees and expenses	54,250
Custodian fee	569,819
Legal and accounting services	150,599
Interest expense and fees	303,152
Interest and dividend expense on securities sold short	1,826,370
Miscellaneous	41,932
Total expenses	$ 8,247,069
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 101,773
Total expense reductions	$ 101,773
Net expenses	$ 8,145,296
Net investment income	$ 56,819,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $154,290)	$ (94,135,010)
Securities sold short	(879,629)
Futures contracts	18,699,858
Swap contracts	(9,955,082)
Foreign currency transactions	2,252,556
Forward foreign currency exchange contracts	(6,061,453)
Non-deliverable bond forward contracts	5,787,037
Net realized loss	$ (84,291,723)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $84,232)	$ 217,059,026
Written options	64,823
Securities sold short	(3,775,102)
Futures contracts	(30,731,742)
Swap contracts	(14,147,639)
Foreign currency	4,341,952
Forward foreign currency exchange contracts	(29,693,382)
Non-deliverable bond forward contracts	(1,540,050)
Net change in unrealized appreciation (depreciation)	$141,577,886
Net realized and unrealized gain	$ 57,286,163
Net increase in net assets from operations	$114,105,788

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 56,819,625	$ 119,196,721
Net realized gain (loss)	(84,291,723)	111,414,187
Net change in unrealized appreciation (depreciation)	141,577,886	(321,533,185)
Net increase (decrease) in net assets from operations	$ 114,105,788	$ (90,922,277)
Capital transactions:
Contributions	$ 51,643,188	$ 115,421,518
Withdrawals	(241,451,631)	(732,569,582)
Net decrease in net assets from capital transactions	$ (189,808,443)	$ (617,148,064)
Net decrease in net assets	$ (75,702,655)	$ (708,070,341)
Net Assets
At beginning of period	$ 1,855,793,544	$ 2,563,863,885
At end of period	$1,780,090,889	$1,855,793,544

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.90% (2)(3)	0.73%	0.70%	0.66%	0.65%	0.70%
Net investment income	6.29% (2)	5.49%	4.60%	4.53%	5.41%	4.64%
Portfolio Turnover	95% (4)	81%	88%	81%	61%	78%
Total Return	6.26% (4)	(3.93)%	4.52%	4.03%	6.56%	(2.60)%
Net assets, end of period (000’s omitted)	$1,780,091	$1,855,794	$2,563,864	$3,165,729	$3,559,727	$4,864,519
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(4)	Not annualized.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2023 were $17,238,544 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.
D   Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $5,300,947 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $101,773 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,219,674,532	$ 1,244,870,214
U.S. Government and Agency Securities	102,950,997	56,877,149
	$1,322,625,529	$1,301,747,363

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,998,519,838
Gross unrealized appreciation	$ 40,738,126
Gross unrealized depreciation	(419,228,101)
Net unrealized depreciation	$ (378,489,975)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 3,820,362
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	295,935
Sussex Capital, Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	824,455
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	3,896,014	4,747,637
Total Restricted Securities			$9,900,000	$9,688,389
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2023, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $13,541,726. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,662,440 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 814,800	$ —	$ 1,355,950	$ —	$ 2,170,750
Not applicable	—	35,534,666*	78,553*	2,295,264*	24,104,889*	62,013,372
Receivable for open forward foreign currency exchange contracts	—	—	—	9,673,254	—	9,673,254
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	1,999,421	65,840	—	171,040	2,236,301
Receivable for open non-deliverable bond forward contracts	—	—	—	—	290,058	290,058
Total Asset Derivatives	$ —	$ 38,348,887	$ 144,393	$ 13,324,468	$ 24,565,987	$ 76,383,735
Derivatives not subject to master netting or similar agreements	$ —	$ 35,534,666	$ 78,553	$ 2,295,264	$ 24,104,889	$ 62,013,372
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 2,814,221	$ 65,840	$ 11,029,204	$ 461,098	$ 14,370,363
Written options outstanding, at value	$ —	$ —	$ —	$ (149,324)	$ —	$ (149,324)
Not applicable	—	(20,286,071)*	(653,499)*	(11,408,440)*	(19,322,327)*	(51,670,337)
Payable for open forward foreign currency exchange contracts	—	—	—	(9,263,311)	—	(9,263,311)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(119,574)	(1,659,185)	—	—	(1,492,270)	(3,271,029)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(858,062)	(858,062)
Total Liability Derivatives	$(119,574)	$(21,945,256)	$(653,499)	$(20,821,075)	$(21,672,659)	$(65,212,063)
Derivatives not subject to master netting or similar agreements	$ —	$(20,286,071)	$(653,499)	$(11,408,440)	$(19,322,327)	$(51,670,337)
Total Liability Derivatives subject to master netting or similar agreements	$(119,574)	$ (1,659,185)	$ —	$ (9,412,635)	$ (2,350,332)	$(13,541,726)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 669,645	$ (669,645)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,198,926	(657,198)	(541,728)	—	—	—
BNP Paribas	61,942	(61,942)	—	—	—	—
Citibank, N.A.	534,711	(534,711)	—	—	—	—
Credit Agricole Corporate and Investment Bank	74,112	—	—	(74,112)	—	110,000
Deutsche Bank AG	184,748	(102,935)	—	(81,813)	—	130,000
Goldman Sachs International	7,944,530	(4,648,805)	—	(3,295,725)	—	3,550,000
HSBC Bank USA, N.A.	526,406	(20,414)	(505,992)	—	—	—
ICBC Standard Bank plc	11,099	—	—	—	11,099	—
JPMorgan Chase Bank, N.A.	872,781	(284,407)	—	—	588,374	—
Standard Chartered Bank	1,575,522	(1,575,522)	—	—	—	—
UBS AG	715,941	(715,941)	—	—	—	—
	$14,370,363	$(9,271,520)	$(1,047,720)	$(3,451,650)	$599,473	$3,790,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (851,970)	$ 669,645	$ —	$ —	$ (182,325)	$ —
Barclays Bank PLC	(657,198)	657,198	—	—	—	—
BNP Paribas	(931,604)	61,942	780,380	—	(89,282)	—
Citibank, N.A.	(1,991,507)	534,711	1,456,796	—	—	—
Deutsche Bank AG	(102,935)	102,935	—	—	—	—
Goldman Sachs International	(4,648,805)	4,648,805	—	—	—	—
HSBC Bank USA, N.A.	(20,414)	20,414	—	—	—	—
JPMorgan Chase Bank, N.A.	(284,407)	284,407	—	—	—	—
Nomura International PLC	(143,053)	—	143,053	—	—	—
Standard Chartered Bank	(3,120,905)	1,575,522	1,545,383	—	—	—
State Street Bank and Trust Company	(59,119)	—	—	—	(59,119)	—
UBS AG	(729,809)	715,941	—	—	(13,868)	—
	$(13,541,726)	$9,271,520	$3,925,612	$ —	$(344,594)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,790,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ 996,408	$ (1,284,303)	$ (287,895)
Futures contracts	3,442,667	—	(1,508,391)	—	16,765,582	18,699,858
Swap contracts	4,356,420	(11,393,855)	(3,873,692)	—	956,045	(9,955,082)
Forward foreign currency exchange contracts	—	—	—	(6,061,453)	—	(6,061,453)
Non-deliverable bond forward contracts	—	—	—	—	5,787,037	5,787,037
Total	$ 7,799,087	$(11,393,855)	$(5,382,083)	$ (5,065,045)	$ 22,224,361	$ 8,182,465
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ 209,335	$ 1,284,282	$ 1,493,617
Written options	—	—	—	64,823	—	64,823
Futures contracts	(4,048,041)	—	(240,841)	—	(26,442,860)	(30,731,742)
Swap contracts	(119,574)	(5,941,782)	65,840	—	(8,152,123)	(14,147,639)
Forward foreign currency exchange contracts	—	—	—	(29,693,382)	—	(29,693,382)
Non-deliverable bond forward contracts	—	—	—	—	(1,540,050)	(1,540,050)
Total	$(4,167,615)	$ (5,941,782)	$ (175,001)	$(29,419,224)	$(34,850,751)	$(74,554,373)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$29,365,000	$443,865,000	$1,864,999,000	$103,115,000	$8,000,000
Purchased Call Options	Swap Contracts
$308,800,000	$2,835,043,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $32,660,000 and $29,627,000, respectively.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2023. For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $4,199,000 and 3.00%, respectively.
9  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $60,484,763, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$205,847,417	$625,449,547	$(770,812,201)	$ —	$ —	$60,484,763	$2,700,238	60,484,763
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,460,156	$ —	$ 3,460,156
Collateralized Mortgage Obligations	—	55,764,185	—	55,764,185
Common Stocks	4,394,646	54,706,467*	447,814	59,548,927
Convertible Bonds	—	5,366,171	—	5,366,171
Foreign Corporate Bonds	—	93,332,653	0	93,332,653
Loan Participation Notes	—	—	32,936,790	32,936,790
Reinsurance Side Cars	—	—	13,248,777	13,248,777
Senior Floating-Rate Loans	—	16,577,984	392,940	16,970,924

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$ 928,480,968	$ —	$ 928,480,968
Sovereign Loans	—	71,005,110	—	71,005,110
U.S. Government Agency Mortgage-Backed Securities	—	35,107,635	—	35,107,635
U.S. Government Guaranteed Small Business Administration Loans	—	10,657,288	—	10,657,288
U.S. Treasury Obligations	—	110,961,747	—	110,961,747
Warrants	62,667	—	—	62,667
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	60,484,763	—	—	60,484,763
Repurchase Agreements	—	83,264,664	—	83,264,664
Sovereign Government Securities	—	2,413,699	—	2,413,699
U.S. Treasury Obligations	—	128,535,807	—	128,535,807
Purchased Currency Options	—	1,355,950	—	1,355,950
Purchased Credit Default Swaptions	—	814,800	—	814,800
Total Investments	$ 64,942,076	$ 1,601,805,284	$ 47,026,321	$ 1,713,773,681
Forward Foreign Currency Exchange Contracts	$ —	$ 11,968,518	$ —	$ 11,968,518
Non-Deliverable Bond Forward Contracts	—	290,058	—	290,058
Futures Contracts	78,553	—	—	78,553
Swap Contracts	—	61,875,856	—	61,875,856
Total	$ 65,020,629	$ 1,675,939,716	$ 47,026,321	$ 1,787,986,666
Liability Description
Securities Sold Short	$ —	$ (80,164,946)	$ —	$ (80,164,946)
Written Currency Options	—	(149,324)	—	(149,324)
Forward Foreign Currency Exchange Contracts	—	(20,671,751)	—	(20,671,751)
Non-Deliverable Bond Forward Contracts	—	(858,062)	—	(858,062)
Futures Contracts	(6,591,488)	(653,499)	—	(7,244,987)
Swap Contracts	—	(36,287,939)	—	(36,287,939)
Total	$ (6,591,488)	$ (138,785,521)	$ —	$ (145,377,009)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$327,036	$ 0	$41,080,024	$11,925,129	$425,756	$ 52,679,548	$ 4,103,850	$ 110,541,343
Realized gains (losses)	—	—	(936,274)	—	5,156	—	—	(931,118)
Change in net unrealized appreciation (depreciation)	120,778	—	97,690	1,387,169	(10,111)	—	—	1,595,526
Cost of purchases	—	—	—	2,800,000	—	—	—	2,800,000
Proceeds from sales, including return of capital	—	—	(7,304,650)	(2,863,521)	(50,550)	—	—	(10,218,721)
Accrued discount (premium)	—	—	—	—	22,689	—	—	22,689
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(52,679,548)	(4,103,850)	(56,783,398)
Balance as of April 30, 2023	$447,814	$ 0	$32,936,790	$13,248,777	$392,940	$ —	$ —	$ 47,026,321
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$120,778	$ —	$ (761,498)	$ 1,095,865	$ (15,135)	$ —	$ —	$ 440,010
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 447,814	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	32,936,790	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Senior Floating-Rate Loans	392,940	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Macro Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global
Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023